Acquired Intangibles and Goodwill Acquired Intangibles (Details) - USD ($) $ in Millions		Dec. 31, 2014	Dec. 31, 2013
Intangible Assets
Historical Cost		$ 1,388	$ 414
Accumulated Amortization		166	151
Net Book Value		1,222	263
Rockies Natural Gas Business customer relationships
Intangible Assets
Historical Cost	[1]	976	0
Accumulated Amortization	[1]	3	0
Net Book Value	[1]	973	0
Refining Operating permits and emissions credits
Intangible Assets
Historical Cost		279	279
Accumulated Amortization		116	107
Net Book Value		163	172
Marketing supply network
Intangible Assets
Historical Cost		53	55
Accumulated Amortization		32	31
Net Book Value		21	24
Trade names
Intangible Assets
Historical Cost		49	49
Accumulated Amortization		13	12
Net Book Value		36	37
AMPM License
Intangible Assets
Historical Cost		31	31
Accumulated Amortization		2	1
Net Book Value		$ 29	$ 30

[1]	In connection with the Rockies Natural Gas Business acquisition, TLLP recognized $976 million of customer relationships associated with the acquired natural gas processing and gathering operations. The value for the identified customer relationships consists of cash flows expected from existing contracts and future arrangements from the existing customer base.The amounts and useful lives associated with these customer relationships remain preliminary and subject to revision within TLLP’s measurement period of the purchase price allocation.